Significant Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Significant Agreements
Significant Agreements

6. Significant Agreements

License Agreements

The Predecessor Company entered into a license agreement on February 26, 2010 with Ipsen Pharma, S.A.S. (“Ipsen”) that granted full worldwide right for two programs that include the clinical candidates setmelanotide, which is in Phase 3 clinical trials, and relamorelin. As a result of the Corporate Reorganization described in Note 1, the Ipsen license was converted to separate license agreements for the setmelanotide program held by the Company and the relamorelin program held by the Relamorelin Company, respectively. Under the terms of the setmelanotide Ipsen license agreement, assuming that setmelanotide is successfully developed, receives regulatory approval and is commercialized, Ipsen may receive aggregate payments of up to $40,000 upon the achievement of certain development and commercial milestones and royalties on future product sales in the mid‑single digits. Substantially all of such aggregate payments of up to $40,000 are for milestones that may be achieved no earlier than first commercial sale of setmelanotide. In the event that the Company executes a sublicense agreement, it shall make payments to Ipsen, depending on the date of such sublicense agreement, ranging from 10% to 20% of all revenues actually received under such sublicense agreement.

In July 2017, the Company made a prepayment on the first milestone event associated with this license agreement. The first milestone relates to the initiation of a Phase 3 study for setmelanotide in a pivotal multi-center human clinical trial in a large number of patients. The prepayment associated with this milestone was $1,000 and was recorded as research and development expenses during the three months ended March 31, 2018 when the milestone criteria was met in full.

In January 2016, the Company entered into a license agreement with Camurus AB, or Camurus, for the use of Camurus’ drug delivery technology. The contract includes a non‑refundable and non‑creditable signing fee of $500, which was paid during January 2016. The Camurus agreement also includes up to $7,750 in one‑time, non‑refundable development milestones achievable upon certain regulatory successes. The Company is also required to pay to Camurus, mid to mid‑high single digit royalties, on a product‑by‑product and country‑by‑country basis of annual net sales, until the later of (i) 10 years after the date of first commercial sale of such product in such country; or (ii) the expiration of the last to expire valid claim of all licensed patent rights in such country covering such product. The Company is also required to pay one‑time, non‑refundable, non‑creditable sales milestones upon the achievement of certain sales levels for such product that cannot be in excess of $57,000.

In March 2017, the Company achieved the first milestone event associated with this license agreement. The Company completed the first manufactured batch using the Camurus drug delivery technology and filed an investigational new drug application with the FDA. The fee associated with this milestone was $250.

In December 2017, the Company achieved the second milestone event associated with this license agreement. The Company completed the Phase I proof of concept study using the Camurus drug delivery technology. The fee associated with this second milestone was $1,000 and was recorded as research and development expense.

In March 2018, the Company entered into a license agreement with Takeda, for the rights of a program that includes the clinical candidate RM-853, which is a GOAT inhibitor, which is currently in preclinical development for PWS.  Pursuant to the license agreement the Company was required to pay a non‑refundable and non‑creditable signing fee, which the Company settled by issuing on April 3, 2018, 223,544 shares of common stock valued at $4,448.  Under the terms of the license agreement, assuming that RM-853 is successfully developed, receives regulatory approval and is commercialized, the Company is also required to pay up to $70,000 in one‑time, non‑refundable development milestone payments upon the  achievement of certain clinical and regulatory milestones. The Company is also required to pay up to $70,000 in one‑time, non‑refundable, non‑creditable sales milestone payments upon the achievement of certain sales levels.  The Company is also required to pay to Takeda, mid to mid‑high single digit royalties (subject to certain potential reductions over time), on a product‑by‑product and country‑by‑country basis of annual net sales, of each product in such country, beginning on the first commercial sale of a product in such country, and continuing until the latest of (i) 10 years after the date of first commercial sale of such product in such country; or (ii) the expiration of the last to expire valid claim of a Takeda patents covering the composition or use of such product in such country; or (iii) the expiration of all regulatory exclusivity for such product in such country. The Company recorded the fair value of the common stock to be issued to the licensors as research and development expense, as the license does not have a future alternative use, in accordance with ASC Topic 730, Research and Development.  As the shares were not issued prior to the end of the period, the Company evaluated the forward contract and concluded that it met the criteria for equity classification and such amounts have been recorded within additional paid-in capital as of March 31, 2018.

8. Significant Agreements

License Agreements

The Predecessor Company entered into a license agreement on February 26, 2010 with Ipsen Pharma, S.A.S. (“Ipsen”) that granted full worldwide right for two programs that include the clinical candidates setmelanotide, which is in Phase 3 clinical trials, and relamorelin, which has completed a Phase 2 clinical trial. As a result of the Corporate Reorganization described in Note 1, the Ipsen license was converted to separate license agreements for the setmelanotide program held by the Company and the relamorelin program held by the Relamorelin Company, respectively. Under the terms of the setmelanotide Ipsen license agreement, assuming that setmelanotide is successfully developed, receives regulatory approval and is commercialized, Ipsen may receive aggregate payments of up to $40,000 upon the achievement of certain development and commercial milestones and royalties on future product sales in the mid‑single digits. Substantially all of such aggregate payments of up to $40,000 are for milestones that may be achieved no earlier than first commercial sale of setmelanotide. In the event that the Company executes a sublicense agreement, it shall make payments to Ipsen, depending on the date of such sublicense agreement, ranging from 10% to 20% of all revenues actually received under such sublicense agreement.

In connection with this license agreement, the LLC entity issued two warrants in March 2010 to an affiliate of Ipsen to purchase a total of 489,500 common units.  These warrants were vested in full in 2010 and 2011, respectively.  In July 2015, the warrant agreement was amended to extend the expiration date to July 31, 2015 as the original warrant agreement expired in March 2015.  In July 2015, an affiliate of Ipsen elected to exercise these warrants in full for a total of 489,500 common units of the LLC entity.  In July 2015, upon exercise, warrant expense of $923 was allocated to the Company relating to the modification of these warrants and is included within research and development expense.

In January 2016, the Company entered into a licensing agreement with Camurus AB, or Camurus, for the use of Camurus' drug delivery technology. The contract includes a non‑refundable and non‑creditable signing fee of $500, which was paid during January 2016. The Camurus Agreement also includes up to $7,750 in one‑time, non‑refundable development milestones achievable upon certain regulatory successes. The Company is also required to pay to Camurus royalties, mid to mid‑high single digit, on a product‑by‑product and country‑by‑country basis of annual net sales, until the later of (i) 10 years after the date of first commercial sale of such product in such country; or (ii) the expiration of the last to expire valid claim of all licensed patent rights in such country covering such product. The Company is also required to pay one‑time, non‑refundable, non‑creditable sales milestones upon the achievement of certain sales levels for such product and cannot be in excess of $57,000.

In March 2017, the Company achieved the first milestone event associated with this license agreement. The Company completed the first manufactured batch using the Camurus drug delivery technology and filed an investigational new drug application with the FDA. The fee associated with this first milestone was $250 and was recorded as research and development expense.

In December 2017, the Company achieved the second milestone event associated with this license agreement. The Company completed the Phase I proof of concept study using the Camurus drug delivery technology. The fee associated with this second milestone was $1,000 and was recorded as research and development expense.